Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity-Based Grants
The Compensation Committee and the Board neither coordinate the timing of equity-based grants to our directors, executive officers, or employees with the release of material non-public information nor take material non-public information into account when determining the terms of the equity-based awards. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. As a maturing public Company, our annual LTI awards are typically granted early in the second quarter of the year, following our Company-wide annual review cycle and to coincide with the timing of grants to the rest of the employee population. Off-cycle monthly awards may be made if our CEO and the Compensation Committee deem it necessary for new hires, or in other special or unique circumstances. The effective date for an off-cycle award typically is the first business day of the month following the employee's hire date. We use the VWAP of a share of the Company’s common stock when granting annual LTI awards to mitigate any volatility of stock price.
Award Timing Method	As a maturing public Company, our annual LTI awards are typically granted early in the second quarter of the year, following our Company-wide annual review cycle and to coincide with the timing of grants to the rest of the employee population. Off-cycle monthly awards may be made if our CEO and the Compensation Committee deem it necessary for new hires, or in other special or unique circumstances. The effective date for an off-cycle award typically is the first business day of the month following the employee's hire date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board neither coordinate the timing of equity-based grants to our directors, executive officers, or employees with the release of material non-public information nor take material non-public information into account when determining the terms of the equity-based awards.
MNPI Disclosure Timed for Compensation Value	false